ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current:
Accounts receivable	$ 3,592	$ 3,503
Finance lease receivables	187	163
Prepayments & other assets	676	1,010
Total current	4,455	4,676
Non-current:
Finance lease receivables	3,015	2,720
Restricted cash	203	157
Accounts receivable	15	116
Other assets	700	484
Total non-current	$ 3,933	$ 3,477